Active Assets Institutional Money Trust
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2002

Dear Shareholder:
As of June 30, 2002, Active Assets Institutional Money Trust had net assets of $1.15 billion, up modestly from a year earlier. The average maturity of the Fund's portfolio was 54 days. For the 12-month period ended June 30, 2002, the Fund produced a total return of 2.45 percent. For the seven-day period ended June 30, 2002, the Fund provided an effective yield of 1.72 percent and a current yield of 1.71 percent, while its 30-day moving average yield for June was 1.70 percent. Please note, the yield reflects the current earnings of the Fund more closely than the total return calculation.

Market Overview
After cascading throughout 2001 to a 40-year low, short-term interest rates plateaued during the first half of 2002. The Federal Open Market Committee, having lowered its target rate for federal funds to 1.75 percent on December 11, 2001, has maintained that target thus far in 2002.

While the second quarter of 2002 displayed signs of a moderate economic recovery, several economic indicators suggest the U.S. recovery is threatened by a new slowdown. Nonfarm payrolls grew by only 6,000 in July, down from 36,000 in June. The Institute for Supply Management Purchasing Manager Index recorded its sixth consecutive reading above 50, though the index fell to 50.5 for July from
56.2 for June. (Typically, a figure greater than 50 indicates an expansionary economy, while a figure below 50 forecasts a sluggish economy for the next three to six months.) Economic growth also declined in the second quarter to a 1.1 percent annual rate, down from a 5.0 percent rate in the first quarter.

Portfolio Composition and Structure
On June 30, 2002, approximately 63 percent of the Fund's net assets were invested in high-quality commercial paper, 13 percent in federal agency obligations, 13 percent in short-term bank notes and certificates of deposit issued by financially strong commercial banks, and the remaining 11 percent in an overnight repurchase agreement. At the end of the period under review, approximately 87 percent of the Fund's holdings were due to mature in less than four months. Consequently, we believe the Fund is well positioned for stability of value with a very high degree of liquidity.

Looking Ahead
Although the pace of economic activity is currently displaying mixed signals, we remain optimistic that the U.S. economy should regain its footing and that overall confidence of businesses and investors -- barring further escalations of terrorist activities -- should increase by some time next year. At that time, we anticipate a moderate degree of upward pressure on short-term interest rates.

Active Assets Institutional Money Trust
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2002 CONTINUED

We appreciate your ongoing support of Active Assets Institutional Money Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002

                                                  ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES        PURCHASE         VALUE

------------------------------------------------------------------------------

           Commercial Paper (63.2%)
           FINANCE - AUTOMOTIVE (2.6%)
$ 30,000   Toyota Motor Credit Corp. - 144A*
            07/15/02..........................      1.77%       $   29,979,350
                                                                --------------
           FINANCE - CONSUMER (6.1%)
  20,000   FCAR Owner Trust
            08/22/02..........................       1.79           19,948,578
  50,000   New Center Asset Trust
            07/23/02 - 10/03/02...............   1.80 - 1.90        49,848,368
                                                                --------------
                                                                    69,796,946
                                                                --------------
           FINANCE - CORPORATE (3.9%)
  45,000   CIESCO, L.P.
            07/26/02 - 08/07/02...............   1.77 - 1.78        44,938,787
                                                                --------------
           FINANCIAL CONGLOMERATES (15.6%)
  30,000   Asset Securitization Cooperative
            Corp. - 144A*
            08/16/02..........................       1.81           29,931,000
  45,000   General Electric Capital Corp.
            07/09/02 - 12/31/02...............   1.90 - 2.17        44,813,103
  15,000   Mont Blanc Capital Corp. - 144A*
            07/29/02..........................       1.80           14,979,000
  45,000   Mortgage Interest Networking Trust
            07/26/02 - 09/18/02...............   1.81 - 1.88        44,867,129
  45,446   Old Line Funding Corp. - 144A*
            07/25/02 - 10/07/02...............   1.78 - 1.86        45,321,900
                                                                --------------
                                                                   179,912,132
                                                                --------------
           INSURANCE (1.7%)
  20,000   American General Finance Corp.
            07/08/02..........................       1.77           19,993,117
                                                                --------------
           INTEGRATED OIL (1.7%)
  20,000   BP Amoco Capital PLC
            07/08/02..........................       1.86           19,992,805
                                                                --------------
           INTERNATIONAL BANKS (31.6%)
  10,000   ANZ (DE) Inc.
            07/10/02..........................       1.85            9,995,400
  40,000   Abbey National North America Corp.
            07/03/02 - 08/08/02...............   1.77 - 1.96        39,972,469
  15,000   BNP Paribas Finance, Inc.
            07/01/02..........................       1.91           15,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

------------------------------------------------------------------------------

$ 30,000   Barclays U.S. Funding Corp.
            08/30/02 - 09/03/02...............      1.81%       $   29,907,000
  20,000   CBA (Delaware) Finance Inc.
            09/11/02 - 09/20/02...............       1.80           19,923,925
  15,000   Deutsche Bank Financial LLC
            07/24/02..........................       1.81           14,982,750
  30,000   Fortis Funding LLC - 144A*
            09/27/02..........................       1.80           29,868,733
  40,000   Halifax PLC
            07/02/02 - 07/03/02...............   1.88 - 1.92        39,997,110
  10,000   ING (U.S.) Funding LLC
            08/23/02..........................       1.86            9,972,764
  30,000   KFW International Finance Inc.
            07/10/02 - 12/18/02...............   1.85 - 1.86        29,903,961
  35,000   Lloyds TSB Bank PLC
            07/12/02 - 07/29/02...............   1.88 - 1.94        34,962,221
  45,000   Societe Generale N.A. Inc.
            08/01/02 - 08/05/02...............       1.77           44,927,971
  45,000   UBS Finance (Delaware) LLC
            08/19/02 - 09/04/02...............   1.78 - 1.87        44,865,449
                                                                --------------
                                                                   364,279,753
                                                                --------------
           Total Commercial Paper
            (COST $728,892,890)...............................     728,892,890
                                                                --------------
           U.S. Government Agencies (13.3%)
  25,000   Federal Home Loan Banks
            11/22/02..........................       1.86           24,815,600
  25,000   Federal Home Loan Mortgage Corp.
            10/10/02 - 12/13/02...............   1.97 - 2.09        24,804,354
 104,050   Federal National Mortgage Assoc.
            07/08/02 - 02/14/03...............   1.81 - 2.15       103,400,577
                                                                --------------
           Total U.S. Government Agencies
            (COST $153,020,531)...............................     153,020,531
                                                                --------------
           Certificates of Deposit (12.1%)
  15,000   Barclays Bank PLC
            09/30/02..........................       1.79           15,001,821
  10,000   Canadian Imperial Bank of Commerce
            08/15/02..........................       1.88           10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

------------------------------------------------------------------------------

$ 20,000   Deutsche Bank AG
            08/06/02..........................      1.80%       $   20,000,000
  25,000   Rabobank Nederland
            07/15/02 - 11/25/02...............   1.78 - 1.93        25,000,000
  30,000   State Street Bank & Trust
            08/20/02 - 10/29/02...............   1.77 - 1.81        30,000,000
  40,000   Toronto-Dominion Bank
            07/12/02 - 08/21/02...............   1.81 - 1.86        40,000,000
                                                                --------------
           Total Certificates of Deposit
            (COST $140,001,821)...............................     140,001,821
                                                                --------------
           Short-Term Bank Note (0.9%)
  10,000   Bank of America, N.A.
            09/05/02
            (COST $10,000,000)................       1.82           10,000,000
                                                                --------------
           Repurchase Agreement (10.5%)
 120,705   Goldman, Sachs & Co.
            due 07/01/02 (dated 06/28/02;
            proceeds $120,724,916) (a)
            (COST $120,705,000)...............       1.98          120,705,000
                                                                --------------

           Total Investments
            (COST $1,152,620,242) (b).........      100.0%      1,152,620,242

           Other Assets in Excess of
            Liabilities.......................        0.0             138,673
                                                    -----      --------------
           Net Assets.........................      100.0%     $1,152,758,915
                                                    =====      ==============

---------------------

  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 (a) COLLATERALIZED BY $118,391,719 FEDERAL NATIONAL MORTGAGE ASSOC. 7.00% DUE 05/01/32 VALUED AT $123,119,101.
 (b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2002

Assets:
Investments in securities, at value
 (cost $1,152,620,242)............................  $1,152,620,242
Cash..............................................          2,309
Interest receivable...............................        442,883
Prepaid expenses..................................         32,757
                                                    -------------
    Total Assets..................................  1,153,098,191
                                                    -------------
Liabilities:
Payable for:
  Dividends to shareholders.......................        163,961
  Investment management fee.......................        121,796
Accrued expenses..................................         53,519
                                                    -------------
    Total Liabilities.............................        339,276
                                                    -------------
    Net Assets....................................  $1,152,758,915
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,152,649,615
Accumulated undistributed net investment income...        109,300
                                                    -------------
    Net Assets....................................  $1,152,758,915
                                                    =============
Net Asset Value Per Share,
  1,152,758,915 shares outstanding (unlimited
   shares authorized of $.01 par value)...........  $        1.00
                                                    =============

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2002

Net Investment Income:
Interest Income...................................  $30,266,989
                                                    ----------
Expenses
Investment management fee.........................   1,766,665
Custodian fees....................................      58,434
Professional fees.................................      48,864
Shareholder reports and notices...................      26,266
Registration fees.................................      24,766
Trustees' fees and expenses.......................      11,418
Transfer agent fees and expenses..................       1,281
Other.............................................      20,158
                                                    ----------
    Total Expenses................................   1,957,852
                                                    ----------
    Net Investment Income.........................  28,309,137
    Net Realized Gain.............................      27,936
                                                    ----------
Net Increase......................................  $28,337,073
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2002   JUNE 30, 2001
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   28,309,137  $   49,392,135
Net realized gain.......................          27,936           2,082
                                          --------------  --------------

    Net Increase........................      28,337,073      49,394,217
                                          --------------  --------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................     (28,309,137)    (49,392,218)
Net realized gain*......................         (27,936)         (1,999)
                                          --------------  --------------

    Total Dividends and Distributions...     (28,337,073)    (49,394,217)
                                          --------------  --------------

Net increase from transactions in shares
 of beneficial interest.................       6,417,793     332,912,827
                                          --------------  --------------

    Net Increase........................       6,417,793     332,912,827
Net Assets
Beginning of period.....................   1,146,341,122     813,428,295
                                          --------------  --------------

End of Period (Including accumulated
 undistributed net investment income of
 $109,300 and $109,300, respectively)...  $1,152,758,915  $1,146,341,122
                                          ==============  ==============

---------------------

 *    SHORT-TERM GAINS ONLY.

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002

1. Organization and Accounting Policies
Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and commenced operations on February 15, 2000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.20% of the daily net assets of the Fund.

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2002 aggregated $43,276,908,465 and $43,293,340,111, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2002   JUNE 30, 2001
                                          --------------  --------------
Shares sold.............................   4,873,773,803   4,996,556,348
Shares issued in reinvestment of
 dividends and distributions............      28,548,326      49,457,629
                                          --------------  --------------
                                           4,902,322,129   5,046,013,977
Shares redeemed.........................  (4,895,904,336) (4,713,101,150)
                                          --------------  --------------
Net increase in shares outstanding......       6,417,793     332,912,827
                                          ==============  ==============

Active Assets Institutional Money Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                     FOR THE PERIOD
                                     FOR THE YEAR   FOR THE YEAR   FEBRUARY 15, 2000*
                                         ENDED          ENDED           THROUGH
                                     JUNE 30, 2002  JUNE 30, 2001    JUNE 30, 2000
                                     -------------  -------------  ------------------
Selected Per Share Data:
Net asset value, beginning of
 period............................   $     1.00     $     1.00         $   1.00
                                      ----------     ----------         --------

Net income from investment
 operations........................        0.024          0.058            0.023

Less dividends from net investment
 income............................       (0.024)+       (0.058)+         (0.023)
                                      ----------     ----------         --------

Net asset value, end of period.....   $     1.00     $     1.00         $   1.00
                                      ==========     ==========         ========

Total Return.......................         2.45%          5.95%            2.31%(1)

Ratios to Average Net Assets:
Expenses...........................         0.17%          0.19%            0.20%(2)(3)
Net investment income..............         2.40%          5.61%            6.12%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands.........................   $1,152,759     $1,146,341         $813,428

---------------------

  *   COMMENCEMENT OF OPERATIONS.
  +   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.31% AND 6.01%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Institutional Money Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Institutional Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Institutional Money Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2002, 0.81% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Active Assets Institutional Money Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Active Assets Institutional Money Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown, Rowe &                 April 1994      Committee and Director or Trustee of the
Maw                                                      Morgan Stanley Funds and the TCW/DW Term
Counsel to the                                           Trusts; formerly Executive Vice President
Independent Trustees                                     and Chief Investment Officer of the Home
1675 Broadway                                            Insurance Company (August 1991-September
New York, NY                                             1995).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown, Rowe &   Company (telecommunications
Maw                        company).
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Active Assets Institutional Money Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(69)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Active Assets Institutional Money Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Jonathan R. Page (55)                Vice President                       Since inception of the Fund
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Dale Albright (38)                   Vice President                       Since January 2001
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two,                           Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Jonathan R. Page (55)                Managing Director and Portfolio Manager of
c/o Morgan Stanley Trust             the Investment Manager and its investment
Harborside Financial Center,         management affiliates for over 5 years.
Plaza Two,
Jersey City, NJ
Dale Albright (38)                   Executive Director and Portfolio Manager of
c/o Morgan Stanley Trust             the Investment Manager and its investment
Harborside Financial Center,         management affiliates for over 5 years.
Plaza Two,
Jersey City, NJ

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

                                                          [MORGAN STANLEY LOGO]

TRUSTEES
---------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien                                        ACTIVE
James F. Higgins                                       ASSETS - Registered
Dr. Manuel H. Johnson                                             Tradmark
Michael E. Nugent                                      ACCOUNT
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
Mitchell M. Merin PRESIDENT
Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
Jonathan R. Page VICE PRESIDENT
Dale Albright VICE PRESIDENT
Thomas F. Caloia TREASURER
                                                       ACTIVE ASSETS
TRANSFER AGENT                                         INSTITUTIONAL
---------------------------------------                MONEY TRUST
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
---------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
---------------------------------------
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.                ANNUAL REPORT
                                                              JUNE 30, 2002


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